EMPLOYEE AND DIRECTOR BENEFIT PLANS (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding, at end of year	291,905
Number of options exercisable, Outstanding at end of year	267,666
Excercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding, at end of year	211,225
Number of options exercisable, Outstanding at end of year	186,986
Range of Exercise Prices, Lower Limit	$ 2.25
Range of Exercise Prices, Upper Limit	$ 7.07
Excercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding, at end of year	20,380
Number of options exercisable, Outstanding at end of year	20,380
Range of Exercise Prices, Lower Limit	$ 7.08
Range of Exercise Prices, Upper Limit	$ 10.69
Excercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding, at end of year	60,300
Number of options exercisable, Outstanding at end of year	60,300
Range of Exercise Prices, Lower Limit	$ 10.70
Range of Exercise Prices, Upper Limit	$ 16.22